ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

June 30, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A
File Nos. 333-101585 and 811-21260

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, CM Advisors Fund, CM Advisors Small Cap Value Fund, and CM Advisors Fixed Income Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for the Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 28 (SEC Accession No. 0001398344-17-008085) to the Trust’s Registration Statement on Form N-1A (the “Amendments”). The text of the Amendments was filed electronically with the U.S. Securities and Exchange Commission on June 28, 2017.

Please direct any comments or questions to the undersigned at 513.587.3454. Thank you.

Sincerely,

/s/ Bo J. Howell

Bo J. Howell
Secretary of the Trust